SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
NOTE 7 - SUBSEQUENT EVENTS

The Company has evaluated all transactions from December 31, 2014 through the financial statement issuance date for subsequent event disclosure consideration and noted no significant subsequent event that needs to be disclosed except as follows:

In February 2018 William Alessi, the Company’s sole director and Executive Officer was issued 100,000 shares of common stock and 30,000,000 shares of Series A preferred share. Each Series A preferred share is entitled to 100 votes on any matter upon which the holder of common stock is entitled to vote.

In February 2019 Mr. Alessi returned 12,000,000 shares of the Company’s Series A preferred stock to the Company for cancellation.

On February 6, 2019, the Company issued 12,000,000 shares of its Series A preferred stock to S. Mark Spoone in consideration for the acquisition of Spoone’s trademarks and intellectual property which includes all rights and trade secrets to the hemp-derived CBD-infused line of consumer beverages.

After Mr. Alessi’s cancellation and the issuance of the shares to Mr. Spoone, Mr. Alessi and Mr. Spoone each owned 12,000,000 shares of the Company’s Series A Preferred Stock.

The cancellation of Mr. Alessi’s Series A preferred shares, and the issuance of the preferred shares to Mr. Spoone (the “ Cancellation and Issuance ”), constitutes a change in control of the Company as each share of Series A preferred shares entitles the holder thereof 100 votes per share, and there were approximately 143,361,963 shares of Company common stock outstanding, and 30,000,000 shares of Series A preferred stock outstanding, immediately prior to the Cancellation and Issuance. Mr. Alessi therefore controlled approximately 76.4% of the votes associated with the capital stock of the Company before the Cancellation and Issuance, and after the Cancellation and Issuance, Mr. Alessi and Mr. Spoone now each control approximately 38.2% of the votes associated with the capital stock of the Company.

On February 6, 2019 Mr. Alessi sold 6,000,000 shares of his Series A preferred stock to Chris Chumas.

On February 28, 2019, the Company was advised that FINRA had received the necessary documentation to announce a 1:100 reverse split of the Company’s common stock. This corporate action took effect on 3/1/2019.